Note 2 - Significant Accounting Policies (Details) - Liability for Manufacturing Warranty (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Liability for Manufacturing Warranty [Abstract]
Beginning accrued warranty balance	$ 344,990	$ 329,680	$ 217,812
Reduction for labor payments and claims made under the warranty		(4,400)	(1,723)
Accruals related to warranties issued during the period	21,138	19,710	113,591
Ending accrued warranty balance	$ 366,128	$ 344,990	$ 329,680